As filed with the Securities and Exchange Commission on February 29, 2024

File No. 333-08045

File No. 811-07705

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

the SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒
and/or
REGISTRATION STATEMENT
Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒
(Check appropriate box or boxes)

VIRTUS ASSET TRUST

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 367-5877

One Financial Plaza

Hartford, Connecticut 06103

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Mark D. Perlow, Esq.

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 8, 2024 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1. Facing Sheet of the Registration Statement
2. Signature Page

Post-Effective Amendment No. 43 (the “Amendment”) to the Registration Statement of Virtus Asset Trust was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 13, 2023 to register Class C Shares of the Virtus SGA International Growth Fund. Pursuant to Rule 485(a)(1), the Amendment would have become effective on February 12, 2024. Post-Effective Amendment No. 44 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 1, 2024 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March  8, 2024 as the new date upon which the Amendment shall become effective. This filing incorporates by reference Parts A, B and C of Registrant’s Post-Effective Amendment No. 43 to its registration statement as filed with the Securities and Exchange Commission on December 13, 2023 as Accession # 0001193125-23-294618.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 29th day of February, 2024.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 29th day of February, 2024.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
Deborah A. DeCotis

*	Trustee
F. Ford Drummond

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee & Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.